Cash flow adjustments and changes in operating assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Cash Flow Adjustments And Changes In Operating Assets And Liabilities [Abstract]
Schedule of adjustment for non-cash items
	March 31, 2018	March 31, 2017	March 31, 2016
Depreciation and amortization	$1,617,118	$1,778,968	$2,061,698
Impairment loss recognized on trade receivables and other current assets	1,008,534	2,926,165	(186,564)
Unrealized (gains)/ losses on account of foreign exchange differences	(3,887,013)	373,026	(711,341)
Unrealized fair value (gains)/ losses on derivative financial assets recognized in profit or loss	-	433,311	(102,264)
Share-based compensation	20,222,187	9,449,525	3,137,070
Total	$18,960,826	$14,960,995	$4,198,599

Schedule of adjustment for non-operating income and expense
	March 31, 2018	March 31, 2017	March 31, 2016
Interest expense	$34,108,621	$29,272,826	$27,063,456
Interest and dividend income	(29,669)	(263,231)	(1,187,095)
Gain on sale of property, plant and equipment	(28,411)	1,517	(2,973)
Gain on sale of shares	-	-	(14,090)
Total	$34,050,541	$29,011,112	$25,859,298

Schedule of change in operating assets and liabilities
	March 31, 2018	March 31, 2017	March 31, 2016
Trade payables and other current liabilities	$(9,958,378)	$3,825,278	$(15,194,955)
Inventories	112,237,473	(28,206,199)	9,937,335
Trade receivables	(50,559,691)	(21,603,553)	(60,778,090)
Other current assets and prepayments	(19,104,258)	(22,660,049)	(4,869,230)
Total	$32,615,146	$(68,644,523)	$(70,904,940)